Commitments (Tables)	12 Months Ended
Dec. 31, 2022
Commitments
Summary of capital commitments

	As of December 31,
	2021	2022
	RMB’000	RMB’000
Equipment and intangible assets
- Contracted but not provided for	34,772	162

Summary of future minimum lease payables under non-cancellable leases

	As of December 31,
	2021	2022
	RMB’000	RMB’000
No later than 1 year	1,271	853
Later than 1 year but no later than 3 years	38	22
	1,309	875